STOCK-BASED COMPENSATION.	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION.
13.	STOCK-BASED COMPENSATION.

The Company has two equity incentive compensation plans: a 2006 Stock Incentive Plan and a 2016 Stock Incentive Plan.

2006 Stock Incentive Plan – The 2006 Stock Incentive Plan authorized the issuance of incentive stock options ("ISOs") and non-qualified stock options ("NQOs"), restricted stock, restricted stock units, stock appreciation rights, direct stock issuances and other stock-based awards to the Company's officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 1,715,000 shares of common stock. In June 2016, this plan was terminated, except to the extent of issued and outstanding unvested stock awards and options.

2016 Stock Incentive Plan – On June 16, 2016, the Company's shareholders approved the 2016 Stock Incentive Plan, which authorizes the issuance of ISOs, NQOs, restricted stock, restricted stock units, stock appreciation rights, direct stock issuances and other stock-based awards to the Company's officers, directors or key employees or to consultants that do business with the Company initially for up to an aggregate of 1,150,000 shares of common stock. On June 14, 2018, the Company's shareholders approved an increase to the aggregate number of shares authorized under the 2016 Stock Incentive Plan to 3,650,000.

Stock Options – Summaries of the status of Company's stock option plans as of December 31, 2018 and 2017 and of changes in options outstanding under the Company's plans during those years are as follows (number of shares in thousands):

	Years Ended December 31,
	2018		2017
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	230	$4.18	240	$4.18
Exercised/cancelled	(1)	12.90	(10)	3.74
Outstanding at end of year	229	$4.15	230	$4.18
Options exercisable at end of year	229	$4.15	230	$4.18

Stock options outstanding as of December 31, 2018 were as follows (number of shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (yrs.)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$3.74	219	4.47	$3.74	219	$3.74
$12.90	10	2.59	$12.90	10	$12.90

The intrinsic value of options outstanding were none and $84,000 at December 31, 2018 and 2017, respectively. The intrinsic value of options exercised in 2017 was approximately $30,000.

Restricted Stock – The Company granted to certain employees and directors shares of restricted stock under its 2006 and 2016 Stock Incentive Plans. A summary of unvested restricted stock activity is as follows (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2015	463	$10.00
Issued	742	$5.24
Vested	(250)	$9.01
Canceled	(25)	$6.24
Unvested at December 31, 2016	930	$6.57
Issued	664	$6.65
Vested	(480)	$7.30
Canceled	(37)	$6.08
Unvested at December 31, 2017	1,077	$6.31
Issued	1,175	$3.07
Vested	(540)	$7.69
Canceled	(77)	$7.14
Unvested at December 31, 2018	1,635	$3.49

The fair value of the common stock at vesting aggregated $1,629,000, $3,210,000 and $1,142,000 for the years ended December 31, 2018, 2017 and 2016, respectively. Stock-based compensation expense related to employee and non-employee restricted stock and option grants recognized in selling, general and administrative expenses, were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Employees	$2,905	$3,303	$2,173
Non-employees	533	525	443
Total stock-based compensation expense	$3,438	$3,828	$2,616

Employee grants typically have a three year vesting schedule, while the non-employee grants have a one year vesting schedule. At December 31, 2018, the total compensation expense related to unvested awards which had not been recognized was $3,648,000 and the associated weighted-average period over which the compensation expense attributable to those unvested awards will be recognized was approximately 1.63 years.